Sep. 30, 2021
Automated Shares | Federated Hermes Treasury Obligations Fund
Fund Summary Information–Automated SharesFederated Hermes Treasury Obligations Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Automated Shares (AS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund’s Main Investment Strategies?
The Fund invests in a portfolio of U.S. Treasury securities maturing in 397 days or less and repurchase agreements collateralized fully by U.S. Treasury securities. The Fund may also hold cash.In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.The Fund has not elected to be subject to the liquidity fees and gates requirement at this time.The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in Treasury investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in Treasury investments.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund’s daily dividends include:■ Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Very low or negative interest rates magnify interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also is likely to be lower or the Fund may be unable to maintain a positive return, or yield, or a stable NAV.■ Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.■ Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.■ Risk Associated with use of Amortized Cost. In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.■ Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. Periods of very low or negative interest rates impact, in a negative way, the Fund’s ability to maintain a positive return, or yield, or pay dividends to Fund shareholders.■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects.■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.You could lose money by investing in the Fund.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Performance: Bar Chart and Table Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s AS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averagedover the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated Hermes Treasury Obligations Fund – AS Class

The Fund's AS class total return for the six-month period from January 1, 2021 to June 30, 2021, was 0.00%.

Within the periods shown in the bar chart, the Fund's AS class highest quarterly return was 0.49% (quarter ended June 30, 2019). Its lowest quarterly return was 0.00% (quarter ended June 30, 2016).

Average Annual Total Return Table
The following table represents the Fund’s AS class Average Annual Total Returns for the calendar period ended December 31, 2020.
The Fund’s AS class 7-Day Net Yield as of December 31, 2020 was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.